12. CONVERTIBLE DEBENTURES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 12 - CONVERTIBLE DEBENTURES

12.  CONVERTIBLE DEBENTURES

On October 18, 2012, the Company entered into securities purchase agreements with two investors and issued convertible debentures with a face value of $235,300, maturing October 18, 2013. The Company received net proceeds of $200,000  representing a 15% discount on the debentures. The debentures bear interest at 5% per annum and are to be paid in full on the maturity date, unless previously paid or converted into the Company’s common stock. The debenture holders have the right to convert any unpaid principal portion and accrued interest at a conversion price per share equal to the lower of (i) $0.27 per share during the six months following the closing date, and $0.35 per share thereafter, or (ii) 70% of the daily VWAP of the Company’s common stock for the 10 trading days preceding a conversion date. The holders must not convert more than 30% of the initial principal sum into shares of the Company’s common stock at a price below $0.15 per share during any calendar month and must not convert more than 20% of the original principal sum into shares of the Company’s common stock at a price below $0.11 per share during any calendar month. Pursuant to the debenture agreement, the Company issued 705,901 common stock purchase warrants to the debenture holders as interest expense. Each warrant is exercisable into one share of common stock at $0.25 per share for 3 years. In the event that there is no effective registration statement which registers the resale by the warrant holder of the shares underlying the warrants, the warrants may be exercised by means of a cashless exercise. On October 26, 2012, the Company issued 517,835 restricted shares of common stock on a cashless basis pursuant to the exercise of these warrants.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $200,000 were allocated based on the relative fair values of the convertible debenture and the warrants at time of issuance.  The Company allocated $116,375 of the net proceeds to the warrants and recorded an equivalent discount.  The Company then recognized the intrinsic value of the embedded beneficial conversion feature of $83,125 as additional-paid-in capital and an equivalent discount.

The Company recognized total discounts of $199,500, reducing the carrying value of the convertible debenture to $500.  The discount is being accreted over the term of the convertible debenture to increase the carrying value to the face value of $235,300.

During the period ended March 31, 2013, the Company recorded accretion of discount of $5,926 increasing the carrying value of the convertible debentures to $7,757.

In connection with the convertible debentures, the Company paid finder’s fees consisting of $18,000 and the issuance of 52,943 finder’s warrants with a fair value of $23,389. The Company also incurred transaction costs of $31,126 related to the issuance of convertible debentures. These costs have been allocated between debt and equity based on the relative fair values. The finder’s fees have been included in debt issue costs and is being amortized over the term of the convertible debentures.

On October 18, 2012, the Company entered into securities purchase agreements with two investors and issued convertible debentures with a face value of $235,300, maturing October 18, 2013. The Company received net proceeds of $200,000  representing a 15% discount on the debentures. The debentures bear interest at 5% per annum and are to be paid in full on the maturity date, unless previously paid or converted into the Company’s common stock. The debenture holders have the right to convert any unpaid principal portion and accrued interest at a conversion price per share equal to the lower of (i) $0.27 per share during the six months following the closing date, and $0.35 per share thereafter, or (ii) 70% of the daily VWAP of the Company’s common stock for the 10 trading days preceding a conversion date. The holders must not convert more than 30% of the initial principal sum into shares of the Company’s common stock at a price below $0.15 per share during any calendar month and must not convert more than 20% of the original principal sum into shares of the Company’s common stock at a price below $0.11 per share during any calendar month. Pursuant to the debenture agreement, the Company issued 705,901 common stock purchase warrants to the debenture holders as interest expense. Each warrant is exercisable into one share of common stock at $0.25 per share for 3 years. In the event that there is no effective registration statement which registers the resale by the warrant holder of the shares underlying the warrants, the warrants may be exercised by means of a cashless exercise. On October 26, 2012, the Company issued 517,835 restricted shares of common stock on a cashless basis pursuant to the exercise of these warrants.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds of $200,000 were allocated based on the relative fair values of the convertible debenture and the warrants at time of issuance.  The Company allocated $116,375 of the net proceeds to the warrants and recorded an equivalent discount.  The Company then recognized the intrinsic value of the embedded beneficial conversion feature of $83,125 as additional-paid-in capital and an equivalent discount.

The Company recognized total discounts of $199,500, reducing the carrying value of the convertible debenture to $500.  The discount is being accreted over the term of the convertible debenture to increase the carrying value to the face value of $235,300.

During the year ended December 31, 2012, the Company recorded accretion of discount of $1,331 increasing the carrying value of the convertible debentures to $1,831.

In connection with the convertible debentures, the Company paid finder’s fees consisting of $18,000 and the issuance of 52,943 finder’s warrants with a fair value of $23,389. The Company also incurred transaction costs of $31,126 related to the issuance of convertible debentures. These costs have been allocated between debt and equity based on the relative fair values. The finder’s fees have been included in debt issue costs and is being amortized over the term of the convertible debentures.